Fair Value Measurement- Carrying Amount and Fair Value of Financial Instruments (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Assets:
Loans	$ 53	$ 16
Estimated Fair Value
Assets:
Interest-bearing deposits with the Federal Reserve and other central banks	96,682	104,359
Interest-bearing deposits with banks	19,505	35,323
Federal funds sold and securities purchased under resale agreements	20,302	9,161
Securities held-to-maturity	21,127	19,443
Loans	56,840	49,316
Other financial assets	8,091	7,601
Subtotal assets of consolidated investment management funds, at fair value	222,547	225,203
Liabilities:
Noninterest-bearing deposits	104,240	95,475
Interest-bearing deposits	160,688	165,253
Federal funds purchased and securities sold under repurchase agreements	11,469	9,648
Payables to customers and broker-dealers	21,181	15,707
Borrowings	956	919
Long-term debt	20,401	19,965
Total liabilities	318,935	306,967
Estimated Fair Value | Level 1
Assets:
Securities held-to-maturity	5,063	3,268
Other financial assets	6,970	6,460
Subtotal assets of consolidated investment management funds, at fair value	12,033	9,728
Estimated Fair Value | Level 2
Assets:
Interest-bearing deposits with the Federal Reserve and other central banks	96,682	104,359
Interest-bearing deposits with banks	19,505	35,323
Federal funds sold and securities purchased under resale agreements	20,302	9,161
Securities held-to-maturity	16,064	16,175
Loans	56,840	49,316
Other financial assets	1,121	1,141
Subtotal assets of consolidated investment management funds, at fair value	210,514	215,475
Liabilities:
Noninterest-bearing deposits	104,240	95,475
Interest-bearing deposits	160,688	165,253
Federal funds purchased and securities sold under repurchase agreements	11,469	9,648
Payables to customers and broker-dealers	21,181	15,707
Borrowings	956	919
Long-term debt	20,401	19,965
Total liabilities	318,935	306,967
Carrying Amount
Assets:
Interest-bearing deposits with the Federal Reserve and other central banks	96,682	104,359
Interest-bearing deposits with banks	19,495	35,300
Federal funds sold and securities purchased under resale agreements	20,302	9,161
Securities held-to-maturity	20,933	19,743
Loans	56,749	49,180
Other financial assets	8,091	7,601
Subtotal assets of consolidated investment management funds, at fair value	222,252	225,344
Liabilities:
Noninterest-bearing deposits	104,240	95,475
Interest-bearing deposits	161,629	165,654
Federal funds purchased and securities sold under repurchase agreements	11,469	9,648
Payables to customers and broker-dealers	21,181	15,707
Borrowings	956	919
Long-term debt	19,917	19,543
Total liabilities	$ 319,392	$ 306,946